Financial Instruments - Additional Information (Detail) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 11, 2014 USD ($) MaintenanceAndSafety	Feb. 29, 2016 MaintenanceAndSafety	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Jun. 30, 2016 MaintenanceAndSafety	Dec. 31, 2016 USD ($) MaintenanceAndSafety	Dec. 31, 2015 USD ($)
Cross Currency Swaps Agreements [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Restricted cash | $					$ 30,200	$ 60,500
Logitel Offshore Holding [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of noncontrolling interest acquired	100.00%		100.00%
Portion of purchase price paid in cash | $	$ 4,000		$ 4,000
Potential additional cash amount for purchase price | $	$ 27,600		$ 27,600
Number of units for maintenance and safety | MaintenanceAndSafety	3	1
Newbuildings [Member] | Logitel Offshore Holding [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety			3
Newbuildings [Member] | Cancellation Potential [Member] | Logitel Offshore Holding [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety				2	2